Subsequent Events (Details) $ in Thousands, shares in Millions					1 Months Ended			3 Months Ended			12 Months Ended
	Mar. 27, 2020 USD ($)	Jan. 28, 2020 USD ($) vessel credit_facility	Jan. 07, 2020 USD ($)	Jan. 07, 2020 USD ($)	Jan. 31, 2020 USD ($) vessel	Dec. 31, 2019 USD ($) vessel	May 31, 2019 USD ($)	Mar. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) vessel	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2014 USD ($)	Mar. 24, 2020 USD ($)	Nov. 30, 2015
Subsequent Event [Line Items]
Equity method investment, ownership interest						100.00%			100.00%		100.00%
Payments for Repurchase of Common Stock											$ 25,729	$ 0	$ 0
Proceeds from sale of vessels and equipment											31,523	28,837	73,712
Repayments of Long-term Debt											233,734	671,803	713,278
Direct financing lease payments received											$ 17,073	0	$ 0
Teekay LNG
Subsequent Event [Line Items]
Term of lease (in years)						20 years			20 years		20 years
Teekay LNG | Subsequent Events
Subsequent Event [Line Items]
Number of repurchased common units | shares								1.4
Payments for Repurchase of Common Stock								$ 15,300
Teekay LNG | Bahrain LNG Joint Venture
Subsequent Event [Line Items]
Equity method investment, ownership interest						30.00%			30.00%		30.00%
Teekay Tankers | Subsequent Events
Subsequent Event [Line Items]
Number of Vessels To Be Refinanced | vessel		31
Proceeds from sale of vessels and equipment					$ 40,800
Gain (Loss) on Disposition of Assets								$ 2,700
WilPride And WilForce LNG Carriers [Member] | Teekay LNG | Subsequent Events
Subsequent Event [Line Items]
Purchase Obligation And Deferred Hire Amounts			$ 260,000	$ 260,000
Number of vessels			2
Repayments of Debt				157,000
Increase (Decrease) in Liquidity				$ 100,000
Suezmax | Teekay Tankers
Subsequent Event [Line Items]
Number of vessels | vessel						2			1
Proceeds from sale of vessels and equipment						$ 38,000
FPSO | Teekay Parent [Member] | Subsequent Events
Subsequent Event [Line Items]
Operating lease arrangement period, lessor (in years)	10 years
Direct financing lease payments received	$ 67,000
Senior Notes (8.5%) due January 15, 2020
Subsequent Event [Line Items]
Repayments of senior debt							$ 460,900			$ 10,900		$ 84,100		$ 57,300
Debt interest rate						8.50%			8.50%		8.50%	8.50%				8.50%
Senior Notes (8.5%) due January 15, 2020 | Subsequent Events
Subsequent Event [Line Items]
Repayments of Long-term Debt					$ 36,700
Revolving Credit Facility
Subsequent Event [Line Items]
Credit facility, maximum borrowing capacity						$ 890,700			$ 890,700		$ 890,700
Revolving Credit Facility | Teekay LNG
Subsequent Event [Line Items]
Credit facility, maximum borrowing capacity						$ 225,000			$ 225,000		$ 225,000
Revolving Credit Facility | Teekay LNG | Subsequent Events
Subsequent Event [Line Items]
Credit facility, maximum borrowing capacity															$ 225,000
Revolving Credit Facility | Revolving Credit Facility | Subsequent Events
Subsequent Event [Line Items]
Credit facility, maximum borrowing capacity		$ 532,800
Revolving Credit Facility | Revolving Credit Facility | Teekay Tankers | Subsequent Events
Subsequent Event [Line Items]
Debt Instrument, Term		5 years
Repayments of Debt		$ 455,000
Number of debt instruments | credit_facility		2
Suezmax | Teekay Tankers | Subsequent Events
Subsequent Event [Line Items]
Number Of Vessels Sold | vessel					2